Derivative Financial Instruments	6 Months Ended
Jun. 30, 2018
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Derivative Financial Instruments

9. DERIVATIVE FINANCIAL INSTRUMENTS

		30 June 2018			31 December 2017

		Fair value			Fair value

	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading:
Exchange rate contracts	9,481	406	334	144,160	2,559	4,130
Interest rate contracts	74,493	482	3	863,151	11,612	11,140
Equity and credit contracts	12,776	799	440	19,814	888	693
Total derivatives held for trading	96,750	1,687	777	1,027,125	15,059	15,963

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,339	332	–	2,641	312	6
Interest rate contracts	70,066	7	423	59,610	1,272	1,470
Equity derivative contracts	–	–	–	16	–	4
	73,405	339	423	62,267	1,584	1,480
Designated as cash flow hedges:
Exchange rate contracts	27,603	1,691	87	23,117	3,206	55
Interest rate contracts	23,992	121	177	12,884	84	115
Equity derivative contracts	50	–	2	26	9	–
	51,645	1,812	266	36,027	3,299	170
Total derivatives held for hedging	125,050	2,151	689	98,294	4,883	1,650
Total derivative financial instruments	221,800	3,838	1,466	1,125,419	19,942	17,613

Balances at 30 June 2018 exclude assets that have transferred, or will transfer, outside the Santander UK group as part of our ring-fencing plans, including those reclassified as held for sale. For more details see Note 26 and Note 27.